PRINCIPAL ACTIVITIES AND ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of principal subsidiaries
As of December 31, 2019, the Company’s principal subsidiaries are as follows:

Subsidiaries	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities
Yunji Holding Limited	Hong Kong	December 20, 2017	100%	Investment holding
Chuangke Information Technology (Shenzhen) Co., Ltd.	Shenzhen	August 28, 2018	100%	Technology development
Zhejiang Youji Supply Chain Management Co., Ltd.	Huzhou	November 30, 2016	100%	Procurement
Anhui Delue Network Technology Co., Ltd.	Hefei	January 15, 2017	100%	Customer service
Anhui Yunhe Network Technology Co., Ltd.	Hefei	March 28, 2019	100%	Customer service
Zhejiang Jiyuan Network Technology Co., Ltd.	Hangzhou	August 14, 2018	100%	Procurement
Zhejiang Zhelue Network Technology Co., Ltd.	Hangzhou	May 23, 2016	100%	Sales of merchandise
Hangzhou Jichuang Network Technology Co., Ltd.	Hangzhou	May 23, 2016	100%	Investment holding
Wuhan Yunteng Logistics Co., Ltd.	Wuhan	May 22, 2016	90%	Procurement and logistics
Yunji Hongkong Limited	Hong Kong	August 25, 2015	100%	Procurement
Ningbo Yunchu Trading Co., Ltd.	Ningbo	May 10, 2018	100%	Custom clearance
Hangzhou Yunchuang Sharing Network Technology Co., Ltd.	Hangzhou	June 13, 2018	100%	Investment holding
Ningbo Meishan Bonded Port Area Jichuang Taihong Venture Capital Partnership(LP)	Ningbo	January 15, 2019	100%	Investment holding
Desking technology(HK) Co., Limited	Hong Kong	July 26, 2016	100%	Investment holding and Financing solution
Jironghuishang Commercial Factoring (Tianjin) Co., Ltd	Tianjin	October 16, 2018	100%	Financing solution

Schedule of variable interest entities
As of December 31, 2019, the Company’s principal consolidated VIEs are as follows:

	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities
VIEs and VIE subsidiaries
Yunji Sharing Technology Co., Ltd	Hangzhou	March 5,2018	100%	Investment holding
Zhejiang Jishang Network Technology Co., Ltd. (closed in August 2019)	Hangzhou	April 29, 2015	100%	E-Commerce and procurement
Zhejiang Yunji Preferred E-Commerce Co., Ltd.	Hangzhou	June 13, 2018	100%	Investment holding
Zhejiang Jishang Preferred E-Commerce Co., Ltd.	Hangzhou	April 22, 2016	100%	E-Commerce and procurement
Zhejiang Jixiang E-commerce Co., Ltd	Hangzhou	August 14, 2018	100%	E-Commerce

Condensed Balance Sheet [Table Text Block]	The following disclosures present the operations and financial positions of the businesses that currently constitute the VIE entities as of and for the respective periods.):

	As of December 31,
	2018	2019
	RMB	RMB
Cash and cash equivalents	772,466	139,323
Restricted cash	26,000	80,289
Short-term investments	463,191	—
Accounts receivable, net	—	5,271
Advance to suppliers	13,823	21,393
Inventories, net	—	19,403
Amounts due from the Group companies(2)	888,991	2,872,259
Amounts due from related parties(1)	355	5,809
Prepaid expense and other current assets	371,661	171,498
Property, equipment and software, net	35,306	30,057
Operating lease right-of-use assets	—	8,774
Deferred tax assets	53,494	58,613
Other non-current assets	—	4,804

Total assets	2,625,287	3,417,493

Accounts payable	93,864	326,014
Deferred revenue	541,677	158,942
Incentive payables to members	421,945	—
Refund payable to members	396,024	26,883
Members management fee payable	108,384	13,805
Other payable and accrued liabilities	137,490	282,189
Amounts due to the Group companies(3)	1,193,439	2,846,591
Amounts due to related parties(1)	—	6,039
Operating lease liabilities, current	—	4,7 6 2
Operating lease liabilities, non-current		3,735
Deferred Tax Liability	—	1

Total liabilities	2,892,823	3,668,961

Condensed financial statements

	Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Total revenues	1,639,501	2,551,221	4,570,774
Cost of revenues	(429,376)	(593,605)	(2,550,386)
Net (loss)/income	(138,510)	(364)	16,071

Net cash generated by/(used in) operating activities	425,422	778,728	(1,019,175)
Net cash generated by/(used in) investing activities	(445,710)	(25,014)	440,033
Net cash generated by/(used in) financing activities	26,255	(208,982)	—
Effect of exchange rate changes on cash, cash equivalents and restricted cash	7,160	(2,302)	288

Net increase in cash, cash equivalents and restricted cash	13,127	542,430	(578,854)
Cash, cash equivalents and restricted cash at beginning of year	242,909	256,036	798,466

Cash, cash equivalents and restricted cash at end of year	256,036	798,466	219,612